Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated March 15, 2011 to the Prospectus

dated March 15, 2011 for ProShares Short Investment Grade Corporate

and ProShares UltraShort 3-7 Year Treasury

Shares of ProShares Short Investment Grade Corporate will not be available for sale until on or about March 24, 2011.

Shares of ProShares UltraShort 3-7 Year Treasury will not be available for sale until on or about March 31, 2011.

Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated March 15, 2011

to the Statement of Additional Information dated October 1, 2010, as supplemented March 15, 2011 for ProShares Short Investment Grade Corporate

and ProShares UltraShort 3-7 Year Treasury

Shares of ProShares Short Investment Grade Corporate will not be available for sale until on or about March 24, 2011.

Shares of ProShares UltraShort 3-7 Year Treasury will not be available for sale until on or about March 31, 2011.